Convertible Note Arrangement (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of details of the convertible notes payable relating to the host debt portion

	December 31,	December 31,
	2022	2021
Convertible notes payable - beginning of year	$22,541	$—
Tranche #1 issuance	—	22,015
Tranche #2 issuance	—	2,196
Effective interest	6,954	2,308
Foreign exchange loss	2,728	269
Interest payment	(3,183)	—
Portion derecognized due to conversions	(2,078)	(3,083)
Convertible notes payable - end of year	26,962	23,705
Less: accrued interest	(1,300)	(1,164)
Balance December 31, 2022	$25,662	$22,541

Summary of details of the financial derivative liability related to embedded derivatives in the convertible note

	December 31,	December 31,
	2022	2021
Financial Derivative Liability - beginning of year	$37,715	$—
Initial recognition of Tranche #1	—	23,803
Initial recognition of Tranche #2	—	6,971
(Gain) Loss on fair value derivative revaluation	(27,686)	12,952
Portion derecognized due to conversions	(3,355)	(6,011)
Balance December 31, 2022	$6,674	$37,715